Equity	9 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 8 — Equity

Successor

The Company’s second amended and restated certificate of incorporation currently authorizes the issuance of 100,000,000 shares of common stock, par value $0.0001, and 1,000,000 shares of preferred stock, par value $0.0001. Prior to the Business Combination, there were 5,948,000 shares of common stock and 400,000 shares of preferred stock issued and outstanding.
In connection with its initial public offering in July 2014, the Company sold units comprised of one common share, one warrant, and one right to automatically obtain one-tenth of a common share upon the consummation of a business combination. At the time of the Business Combination, 4,798,000 outstanding rights were automatically converted into 479,800 common shares.
The Company also has outstanding warrants exercisable for 4,665,676 shares of common stock, consisting of: (i) 4,600,000 Public Warrants; (ii) 198,000 warrants, each exercisable for one-half of one share of common stock at an exercise price of $5.75 per half share ($11.50 per whole share) (“Sponsor Warrants”); (iii) 600,000 warrants, each exercisable for one share of common stock at an exercise price of $15.00 per share (“$15 Exercise Price Warrants”); (iv) 666,670 warrants, each exercisable for one share of common stock at an exercise price of $12.50 per share (“Merger Warrants”); and (v) 1,000,006 warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share (“Additional Merger Warrants”).
The Public Warrants, Sponsor Warrants and $15 Exercise Price Warrants were issued under a warrant agreement dated July 15, 2014, between Continental Stock Transfer & Trust Company, as warrant agent, and us. The Merger Warrants and Additional Merger Warrants were issued to the sellers of LHLLC.
As part of the Business Combination, the Company used equity securities as part of the consideration utilizing a private placement under U.S. Securities Rule 144. Rule 144 restrictions on the sale of Company securities constitutes a security-specific restriction under fair value guidance, and therefore a price adjustment to the fair value is appropriate for affiliates of the Company who own in excess of 10% of the outstanding securities.
Fair value determinations for the securities used as consideration are valued at market prices, unless they have a security-specific restriction.
Fair value determination for securities with security-specific restrictions under U.S. Securities Law incorporate a price adjustment to the market price.
There were 2,200,005 equity shares issued, 666,670 Merger Warrants, and 1,000,006 Additional Warrants.
Non-affiliate shareholders, as defined under U.S. Securities Law, who received securities resulting from the Business Combination own the following Company securities:
•	457,005 common shares, valued at $9.01 (Merger Shares)
•	137,569 Merger Warrants, 7-year expiration, each exercisable for one share of common stock at a price of $12.50 per share, valued at $1.13 per warrant
•	206,355 Additional Warrants, 5-year expiration, each exercisable for one share of common stock at a price of $11.50 per share, valued at $0.98 per warrant
One shareholder entity qualified as an affiliate of the Company under U.S. Securities Law, and those securities were subject to a price adjustment. The affiliate owns the following securities resulting from the business combination:
•	1,743,000 Merger Shares, valued at $7.66
•	529,101 Merger Warrants, 7-year expiration, each exercisable for one share of common stock at a price of $12.50 per share, valued at $0.63 per warrant
•	793,651 Additional Warrants, 5-year expiration, each exercisable for one share of common stock at a price of $11.50 per share, valued at $0.50 per warrant
The valuation of the warrants was performed using the Black-Scholes option model with the following inputs. A price adjustment of 15% to the stock price input was made to the securities held by the affiliate.  Non-affiliates used 100% of the stock price fair value. The valuation of the stock price and warrants is based upon preliminary valuations and are subject to adjustments to reflect final valuations.

At July 20, 2016	Affiliate	Non-Affiliates
Merger Shares
Current stock price	$7.66	$9.01
12.50 Merger Warrants
Current stock price	$7.66	$9.01
Exercise price	12.50	12.50
Risk-free rate	1.27%	1.27%
Expected term (in years)	7.00	7.00
Expected volatility	20%	20%
Expected dividend yield	0.00%	0.00%
$11.50 Merger Warrants
Current stock price	$7.66	$9.01
Exercise price	11.50	11.50
Risk-free rate	1.15%	1.15%
Expected term (in years)	5.00	5.00
Expected volatility	20%	20%
Expected dividend yield	0.00%	0.00%

Predecessor

The Predecessor’s LLC agreement authorized the Predecessor to issue up to 10,000,000 Class A Member Units and 2,000,000 Class C Units. As of December 31, 2015, there were 10,000,000 Class A units authorized, issued and outstanding. No Class C units were issued or outstanding.
In conjunction with the business combination (see Note 4 — Business Combination), the securities that were in existence in the Predecessor periods, as further discussed below, were settled and no longer outstanding subsequent to July 20, 2016.